Segment Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
REVENUE	$ 5,071.1	$ 5,859.4	$ 6,203.9
North America [member]
Disclosure of geographical areas [line items]
REVENUE	2,959.0	3,337.9	3,910.7
Europe [member]
Disclosure of geographical areas [line items]
REVENUE	966.0	691.6	518.5
Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	432.0	859.5	787.2
Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	150.0	51.6	210.7
Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	443.0	748.9	663.3
Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	121.1	169.9	113.5
Operating Segment [member]
Disclosure of geographical areas [line items]
REVENUE	5,071.1	5,859.4	6,203.9
Operating Segment [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	2,959.0	3,337.9	3,910.7
Operating Segment [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	966.0	691.6	518.5
Operating Segment [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	432.0	859.5	787.2
Operating Segment [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	150.0	51.6	210.7
Operating Segment [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	443.0	748.9	663.3
Operating Segment [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	121.1	169.9	113.5
Commercial Aviation [member]
Disclosure of geographical areas [line items]
REVENUE	2,358.3	2,771.4	2,916.9
Commercial Aviation [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
REVENUE	2,358.3	2,771.4	2,916.9
Commercial Aviation [member] | Operating Segment [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	1,449.4	1,795.5	2,157.3
Commercial Aviation [member] | Operating Segment [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	519.1	200.1	105.1
Commercial Aviation [member] | Operating Segment [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	324.1	670.3	581.6
Commercial Aviation [member] | Operating Segment [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	11.9	0.5	63.9
Commercial Aviation [member] | Operating Segment [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	0.2	0.9	(6.9)
Commercial Aviation [member] | Operating Segment [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	53.6	104.1	15.9
Defense and Security [member]
Disclosure of geographical areas [line items]
REVENUE	612.1	853.7	825.5
Defense and Security [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
REVENUE	612.1	853.7	825.5
Defense and Security [member] | Operating Segment [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	145.7	93.3	166.4
Defense and Security [member] | Operating Segment [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	122.8	133.5	99.3
Defense and Security [member] | Operating Segment [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	1.6	13.7	22.2
Defense and Security [member] | Operating Segment [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	68.3	5.4	(0.7)
Defense and Security [member] | Operating Segment [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	258.9	587.1	479.6
Defense and Security [member] | Operating Segment [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	14.8	20.7	58.7
Executive Jets [member]
Disclosure of geographical areas [line items]
REVENUE	1,104.4	1,280.3	1,553.3
Executive Jets [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
REVENUE	1,104.3	1,280.3	1,553.3
Executive Jets [member] | Operating Segment [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	936.7	1,006.8	1,147.7
Executive Jets [member] | Operating Segment [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	127.4	161.7	158.1
Executive Jets [member] | Operating Segment [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	1.6	94.1	98.4
Executive Jets [member] | Operating Segment [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	22.5	0.6	102.3
Executive Jets [member] | Operating Segment [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	16.1	17.1	46.7
Executive Jets [member] | Operating Segment [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE			0.1
Service and support [member]
Disclosure of geographical areas [line items]
REVENUE	980.8	922.2	882.2
Service and support [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
REVENUE	980.8	922.2	882.2
Service and support [member] | Operating Segment [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	422.2	421.0	416.6
Service and support [member] | Operating Segment [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	196.7	196.3	156.0
Service and support [member] | Operating Segment [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	104.7	81.4	85.0
Service and support [member] | Operating Segment [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	47.3	45.1	45.2
Service and support [member] | Operating Segment [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	157.2	133.3	140.6
Service and support [member] | Operating Segment [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	52.7	45.1	38.8
All Other Segments [member]
Disclosure of geographical areas [line items]
REVENUE	15.5	31.8	26.0
All Other Segments [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
REVENUE	15.6	31.8	26.0
All Other Segments [member] | Operating Segment [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	5.0	21.3	22.7
All Other Segments [member] | Operating Segment [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	$ 10.6	$ 10.5	$ 3.3